Investment Objectives and Goals - MAI Managed Volatility Fund	Dec. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MAI Managed Volatility Fund – Investor Class and Institutional Class
Objective [Heading]	+ Investment Objective
Objective, Primary [Text Block]	The objective of the MAI Managed Volatility Fund (the “Fund”) is income and long term capital appreciation.